Financial liabilities - Additional Information (Details) € in Thousands, $ in Thousands	Apr. 16, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Apr. 16, 2020 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities		€ 219,161	€ 248,491
Agreement maturity period	3 years
Current bank loans		50,518	36,195
Non-current bank loans		€ 84,069	€ 134,367
PGIM, Inc.
Disclosure of financial liabilities [line items]
Principal amount of notes issue | $				$ 69,540
Notes issued	€ 50,000
Repayment of notes	€ 25,000
Borrowings, maturity	April 16, 2028